Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Reconciliation Of Unrecognized Tax Benefits

	December 31,
	2010	2011
Beginning balance	$132,908	$169,370
Additions for prior year tax positions	20,616	19,679
Additions for current year tax position	15,846	30,420

Ending balance	$169,370	$219,469

Components Of Deferred Tax Assets And Liabilities

	December 31,
	2010	2011
Carry forward tax losses	$266,011	$253,699
Deferred revenues	3,479	3,862
Employee stock based compensation	14,472	15,105
Accrued employees costs	4,614	5,317
Reserves and allowances	3,174	2,751
Fixed assets	6,055	1,405
Marketable Securities amortization	1,242	3,202
Intangible assets	3,406	7,218
Tax credits	10,980	12,462

Deferred tax assets before valuation allowance	313,433	305,021
Valuation allowance	(273,481)	(262,456)

Deferred tax asset	39,952	42,565

Intangible assets	(16,842)	(7,878)
Unrealized gains on marketable securities, net	(4,909)	(3,876)
Other	(603)	(509)

Deferred tax liability	(22,354)	(12,263)

Deferred tax asset, net	$17,598	$30,302

Domestic:
Current deferred tax asset, net	$524	$3,198
Non-current deferred tax asset, net	10,974	14,616
Current deferred tax liability, net	—	(1,452)

	11,498	16,362

Foreign:
Current deferred tax asset, net	9,352	9,444
Current deferred tax liability, net	(8,679)	(4,910)
Non-current deferred tax asset, net	7,148	10,680
Non-current deferred tax liability	(1,721)	(1,274)

	6,100	13,940

	$17,598	$30,302

Schedule Of Income Before Taxes

	Year ended December 31,
	2009	2010	2011
Domestic	$421,471	$540,402	$655,486
Foreign	24,327	23,991	27,728

	$445,798	$564,393	$683,214

Components Of Income Tax Expense

	Year ended December 31,
	2009	2010	2011
Current	$99,661	$123,241	$150,800
Deferred	(11,386)	(11,674)	(11,552)

	$88,275	$111,567	$139,248

Domestic	$85,626	$110,318	$134,242
Foreign	2,649	1,249	5,006

	$88,275	$111,567	$139,248

Domestic taxes:
Current	$88,398	$112,475	$138,686
Deferred	(2,772)	(2,157)	(4,444)

	85,626	110,318	134,242

Foreign taxes - US:
Federal taxes:
Current	7,166	6,608	7,809
Deferred	1,281	(792)	748

	8,447	5,816	8,557

State taxes:
Current	977	1,243	1,061
Deferred	423	(52)	819

	1,400	1,191	1,880

Other international locations:
Current	3,120	2,915	3,245
Deferred	(10,318)	(8,673)	(8,676)

	(7,198)	(5,758)	(5,431)

Total foreign taxes	2,649	1,249	5,006

Taxes on income	$88,275	$111,567	$139,248

Schedule Of Effective Income Tax Reconciliation

	Year ended December 31,
	2009	2010	2011
Income before taxes as reported in the statements of income	$445,798	$564,393	$683,214

Statutory tax rate in Israel	26%	25%	24%
Decrease in taxes resulting from:
Effect of "Approved and Privileged Enterprise" status (*)	(13%)	(8%)	(6%)
Foreign exchange (see note h below)	1%	—	—
Stock based compensation - nondeductible expense	1%	1%
Others, net	5%	2%	2%

Effective tax rate	20%	20%	20%

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$0.27	$0.20	$0.21

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$0.27	$0.20	$0.20